Additional Cash Flow Elements and Supplemental Cash Flow Information - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Details
Convertible debt converted into shares		$ 2,180,000	$ 176,405	$ 12,080,298	$ 464,929		$ 300,000	$ 30,000
Discount on convertible debt						$ 65,439	134,499	576,396	$ 43,520
Proceeds from Convertible Debt						$ 138,801	$ 330,000	$ 1,000,000	$ 500,000
Convertible Notes converted	$ 100,000		12,080,298
Convertible Notes accrued interest converted	$ 36,225		$ 2,264,470
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,362,247		143,447,677		4,649,291
Due to Related Party and Loans Payable converted					$ 464,929